Goodwill And Other Acquisition Intangibles (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Acquisition Intangibles [Abstract]
Amortization of acquisition intangibles					$ 38.7	$ 37.1	$ 38.2
Goodwill, impairment loss	$ 0	$ 0	$ 0	$ 0